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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment |_|  Amendment Number:

               This Amendment (Check only one.): |_|  is a restatement.
                                                 |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:                  RR Partners LP
         Address:               c/o East Side Capital Corp.
                                888 Seventh Avenue
                                New York, New York  10106

Form 13F File Number:      028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:                   David Rasiel
      Title:                  Principal
      Phone:                  212-320-5716


Signature, Place, and Date of Signing:

 /s/ David Rasiel                             New York, New York                   February 7, 2007
-----------------------------------  ---------------------------------   ---------------------------------
    [Signature]                                 [City, State]                            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                                ---------------

Form 13F Information Table Entry Total:                                   35
                                                                ---------------

Form 13F Information Table Value Total:                           $1,340,325
                                                                ---------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.                FORM 13F FILE NUMBER                         NAME
----------         ------------------------------               ----------------

None.

                                                  RR Partners LP
                                            Form 13F Information Table
                                          Quarter ended December 31, 2006


                                                                                INVESTMENT DISCRETION        VOTING AUTHORITY
                                              FAIR MARKET  SHARES OR
                        TITLE OF     CUSIP       VALUE     PRINCIPAL SH/  PUT/      SHARED  SHARED OTHER
ISSUER                   CLASS       NUMBER  (IN THOUSANDS)  AMOUNT  PRN  CALL SOLE DEFINED OTHER  MANAGERS SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ARROW ELECTRS INC        COM        042735100     $7,897    250,300   SH       SOLE                       250,300

AVNET INC                COM        053807103     $8,923    349,500   SH       SOLE                       349,500

BJ SVCS CO               COM        055482103    $12,608    430,000   SH       SOLE                       430,000

BLOCKBUSTER INC          CL A       093679108       $514     97,096   SH       SOLE                        97,096

BLOCKBUSTER INC          CL B       093679207     $3,085    627,096   SH       SOLE                       627,096

BROOKFIELD HOMES CORP    COM        112723101    $29,138    775,973   SH       SOLE                       775,973

CON-WAY INC              COM        205944101     $9,839    223,400   SH       SOLE                       223,400

EMMIS COMMUNICATIONS
CORP                     CL A       291525103     $4,005    486,100   SH       SOLE                       486,100

FASTENAL CO              COM        311900104    $78,843  2,197,400   SH       SOLE                     2,197,400

FIRSTENERGY CORP         COM        337932107    $24,434    405,200   SH       SOLE                       405,200

IDEARC INC               COM        451663108     $9,775    341,200   SH       SOLE                       341,200

INTEGRATED DEVICE
TECHNOLOGY               COM        458118106     $7,683    496,300   SH       SOLE                       496,300



                                                                                INVESTMENT DISCRETION        VOTING AUTHORITY
                                              FAIR MARKET  SHARES OR
                        TITLE OF     CUSIP       VALUE     PRINCIPAL SH/  PUT/      SHARED  SHARED OTHER
ISSUER                   CLASS       NUMBER  (IN THOUSANDS)  AMOUNT  PRN  CALL SOLE DEFINED OTHER  MANAGERS SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP               COM        458140100    $12,150    600,000   SH       SOLE                       600,000

JOHNSON CTLS INC         COM        478366107    $32,289    375,800   SH       SOLE                       375,800

LABORATORY CORP OF
AMER HOLDGS              COM        50540R409    $17,883    243,400   SH       SOLE                       243,400

LAMAR ADVERTISING CO     CL A       512815101    $51,926    794,100   SH       SOLE                       794,100

LOCKHEED MARTIN CORP     COM        539830109   $187,455  2,036,000   SH       SOLE                     2,036,000

MEDCO HEALTH SOLUTIONS
INC                      COM        58405U102    $18,105    338,800   SH       SOLE                       338,800

MENS WEARHOUSE INC       COM        587118100    $67,315  1,759,400   SH       SOLE                     1,759,400

MI DEVELOPMENT           CL A SUB
                         VTG        55304X104     $5,318    148,950   SH       SOLE                       148,950

NOKIA CORP               SPONSORED
                         ADR        654902204     $5,080    250,000   SH       SOLE                       250,000

ORACLE CORP              COM        68389X105    $71,131  4,150,000   SH       SOLE                     4,150,000

PARKER HANN              COM        701094104    $56,799    738,800   SH       SOLE                       738,800

PENN WEST ENERGY         TR UNIT    707885109    $12,111    396,300   SH       SOLE                       396,300

PIONEER NAT RES CO       COM        723787107    $38,944    981,200   SH       SOLE                       981,200

POOL CORP                COM        73278L105    $21,716    554,400   SH       SOLE                       554,400




                                                                                INVESTMENT DISCRETION        VOTING AUTHORITY
                                              FAIR MARKET  SHARES OR
                        TITLE OF     CUSIP       VALUE     PRINCIPAL SH/  PUT/      SHARED  SHARED OTHER
ISSUER                   CLASS       NUMBER  (IN THOUSANDS)  AMOUNT  PRN  CALL SOLE DEFINED OTHER  MANAGERS SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
QUEST DIAGNOSTICS INC    COM        74834L100    $40,672    767,400   SH       SOLE                       767,400

SMITH INTL INC           COM        832110100   $129,157  3,144,800   SH       SOLE                     3,144,800

SONIC CORP               COM        835451105    $30,723  1,282,800   SH       SOLE                     1,282,800

ST PAUL TRAVELERS INC    COM        792860108    $23,624    440,000   SH       SOLE                       440,000

STRAYER ED INC           COM        863236105    $38,602    364,000   SH       SOLE                       364,000

STRYKER CORP             COM        863667101    $54,311    985,500   SH       SOLE                       985,500

UNITEDHEALTH GROUP INC   COM        91324P102    $16,925    315,000   SH       SOLE                       315,000

WELLPOINT INC            COM        94973V107   $196,162  2,492,844   SH       SOLE                     2,492,844

YRC WORLDWIDE INC        COM        984249102    $15,183    402,400   SH       SOLE                       402,400
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                       $1,340,325
(in thousands)
